Other Receivables (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of other receivables
	June 30, 2021	December 31, 2020
	(Unaudited)
Receivable from a guarantee customer	$-	$3,187,739
Other receivables	554,224	363,664
Less: allowance for credit losses	(5,650)	(5,650)
	$548,574	$3,545,753